Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parenthetical)	Jul. 20, 2026 $ / shares
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-13
Common stock par value	$ 0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value	0.0013
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0013